Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Jun. 30, 2018
CURRENT ASSETS
Cash	$ 2,550,152	$ 7,085,235
Short-term investments	11,073,200	28,233,035
Accounts receivable, net	5,164,380	5,641,501
Accounts receivable from third-party customers, net	244,764
Inventories, net	5,362,731	4,153,583
Prepayments and other current assets	1,527,397	1,231,298
Total current assets	25,922,624	46,344,652
Property, plant and equipment, net	35,516,368	20,950,685
Intangible assets, net	2,226,798	2,390,571
Long-term prepayments for land lease	4,107,550
Long-term investments in equity investees	995,131
Deferred tax assets	255,456	22,297
TOTAL ASSETS	69,023,927	69,708,205
CURRENT LIABILITIES
Short-term bank loans	2,914,000	4,835,200
Accounts payable	543,158	351,375
Advance from customers	179,306	240,216
Taxes payable	2,909,097	2,421,303
Accrued liabilities and other payable	1,526,862	1,120,579
Total current liabilities	8,072,423	8,968,673
Commitments
EQUITY
Additional paid-in capital	52,827,145	52,144,891
Statutory reserve	191,716	164,367
Retained earnings	11,657,630	10,263,198
Accumulated other comprehensive loss	(3,894,300)	(1,884,751)
Total stockholders' equity	60,834,018	60,739,532
Noncontrolling interest	117,486
Total equity of Dogness (International) Corporation	60,951,504	60,739,532
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	69,023,927	69,708,205
Common Class A [Member]
EQUITY
Common stock, $0.002 par value, 100,0000,000 shares authorized, 25,913,631 issued and outstanding	33,689	33,689
Common Class B [Member]
EQUITY
Common stock, $0.002 par value, 100,0000,000 shares authorized, 25,913,631 issued and outstanding	$ 18,138	$ 18,138